Discontinued operations - Result from discontinued operations (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	€ 484,846	€ 478,053	€ 834,901
Gain on disposal of subsidiaries	22,191
Research and development expenses	(491,707)	(523,667)	(420,090)
Sales and marketing expenses	(69,956)	(66,468)	(24,577)
General and administrative expenses	(140,899)	(118,757)	(72,382)
Other income	53,749	52,207	50,896
Operating income/loss (-)	(165,596)	(178,632)	368,748
Other financial income	70,548	18,667	21,389
Other financial expenses	(30,911)	(152,844)	(59,968)
Net income	€ 22,191	€ 5,565	€ 1,156
Basic income per share	€ (1.58)	€ (4.69)	€ 2.60
Diluted income per share	€ (1.58)	€ (4.69)	€ 2.49
Weighted average number of shares - Basic	65,500	65,075	57,614
Fidelta d.o.o. (fee-for-service segment)
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues		€ 16,140	€ 10,084
Gain on disposal of subsidiaries	€ 22,191
Research and development expenses		(7,685)	(7,229)
General and administrative expenses		(2,000)	(1,319)
Other income			8
Operating income/loss (-)	22,191	6,455	1,544
Other financial income		179	93
Other financial expenses		(176)	(102)
Income before tax	22,191	6,458	1,535
Income taxes		(893)	(379)
Net income	€ 22,191	€ 5,565	€ 1,156
Basic income per share	€ 0.34	€ 0.09	€ 0.02
Diluted income per share	€ 0.34	€ 0.08	€ 0.02
Weighted average number of shares - Basic	65,500	65,075	57,614
Weighted average number of shares - Diluted	65,831	67,572	60,112